PREFERRED SHARES - Summary of roll-forward of carrying amounts of contingent earn-out liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Beginning balance	¥ 97,417		¥ 83,872	¥ 44,856
Fair value change included in earnings	(97,417)	$ (14,348)	(42,404)	(6,164)
Ending balance	¥ 0		97,417	83,872
Series C-1 convertible redeemable preferred shares
Increase in accordance with shares issuance				¥ 45,180
Series C-2 convertible redeemable preferred shares
Increase in accordance with shares issuance			¥ 55,949